FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05459
                                   ---------

                          TEMPLETON GLOBAL INCOME FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




Templeton Global Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   8


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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                       This page intentionally left blank.

Templeton Global Income Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL AMOUNT c             VALUE
--------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 94.2%
    BONDS 93.1%
    ARGENTINA 2.7%
a,b Government of Argentina, FRN, 5.59%, 8/03/12 ......................         45,600,000          $    32,059,198
                                                                                                    ----------------
    AUSTRALIA 3.3%
    New South Wales Treasury Corp.,
      8.00%, 3/01/08 ..................................................          6,200,000   AUD          4,989,528
      6.00%, 5/01/12 ..................................................         10,200,000   AUD          8,008,842
    Queensland Treasury Corp.,
      6.00%, 7/14/09 ..................................................          4,100,000   AUD          3,228,176
      6.00%, 8/14/13 ..................................................         29,100,000   AUD         23,069,800
                                                                                                    ----------------
                                                                                                         39,296,346
                                                                                                    ----------------
    BRAZIL 3.6%
    Nota Do Tesouro Nacional,
      9.762%, 1/01/10 .................................................             14,000 i BRL          5,984,351
      9.762%, 1/01/12 .................................................             47,500 i BRL         19,388,987
      9.762%, 1/01/14 .................................................             15,000 i BRL          5,902,309
      Index Linked, 6.00%, 11/15/09 ...................................              8,700 i BRL          6,055,443
      Index Linked, 6.00%, 5/15/15 ....................................              9,400 i BRL          6,050,397
                                                                                                    ----------------
                                                                                                         43,381,487
                                                                                                    ----------------
    CANADA 7.5%
    Government of Canada, 7.25%, 6/01/07 ..............................         26,000,000   CAD         23,120,599
    Province of Alberta, 5.00%, 12/16/08 ..............................         28,530,000   CAD         25,509,088
    Province of British Columbia,
      5.25%, 12/01/06 .................................................          7,815,000   CAD          6,844,456
      6.00%, 6/09/08 ..................................................          7,000,000   CAD          6,299,387
    Province of Manitoba, 6.375%, 9/01/15 .............................         14,800,000   NZD          9,947,721
    Province of Ontario,
      6.125%, 9/12/07 .................................................          8,255,000   CAD          7,326,331
      3.875%, 3/08/08 .................................................          6,800,000   CAD          5,946,218
      6.25%, 6/16/15 ..................................................          8,460,000   NZD          5,606,627
                                                                                                    ----------------
                                                                                                         90,600,427
                                                                                                    ----------------
    GERMANY 4.5%
    KfW Bankengruppe,
      8.25%, 9/20/07 ..................................................      1,509,000,000   ISK         21,213,815
    a FRN, 0.23%, 8/08/11 .............................................      3,800,000,000   JPY         32,843,560
                                                                                                    ----------------
                                                                                                         54,057,375
                                                                                                    ----------------
    INDONESIA 7.9%
    Government of Indonesia,
      11.00%, 10/15/14 ................................................     55,000,000,000   IDR          6,159,159
      9.50%, 6/15/15 ..................................................     33,050,000,000   IDR          3,394,536
      10.75%, 5/15/16 .................................................     82,245,000,000   IDR          9,049,894
      11.50%, 9/15/19 .................................................     23,000,000,000   IDR          2,639,496
      11.00%, 11/15/20 ................................................    359,100,000,000   IDR         39,722,349


                                          Quarterly Statement of Investments | 3

Templeton Global Income Fund

--------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL AMOUNT c             VALUE
--------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    BONDS (CONTINUED)
    INDONESIA (CONTINUED)
    Indonesia Recapital Bonds,
      13.15%, 3/15/10 .................................................     21,330,000,000   IDR    $     2,546,636
      15.425%, 9/15/10 ................................................      4,800,000,000   IDR            614,525
      13.15%, 1/15/12 .................................................     33,200,000,000   IDR          4,024,730
      14.25%, 6/15/13 .................................................     84,050,000,000   IDR         10,810,469
      14.275%, 12/15/13 ...............................................    126,836,000,000   IDR         16,466,902
                                                                                                    ----------------
                                                                                                         95,428,696
                                                                                                    ----------------
    IRAQ 1.1%
  d Government of Iraq, Reg S, 5.80%, 1/15/28 .........................         20,050,000               13,132,750
                                                                                                    ----------------
    MALAYSIA 2.2%
    Government of Malaysia,
      6.90%, 3/15/07 ..................................................          3,000,000   MYR            837,317
      8.60%, 12/01/07 .................................................         14,085,000   MYR          4,086,674
      3.135%, 12/17/07 ................................................          2,925,000   MYR            806,027
      4.305%, 2/27/09 .................................................         75,200,000   MYR         21,096,895
                                                                                                    ----------------
                                                                                                         26,826,913
                                                                                                    ----------------
    MEXICO 1.0%
    Government of Mexico, 10.00%, 12/05/24 ............................          1,117,000 j MXN         12,260,792
                                                                                                    ----------------
    NEW ZEALAND 1.0%
    Government of New Zealand, 6.00%, 11/15/11 ........................         18,273,000   NZD         12,415,762
                                                                                                    ----------------
    NORWAY 4.5%
    Government of Norway, 6.75%, 1/15/07 ..............................        332,407,000   NOK         54,143,471
                                                                                                    ----------------
    PERU 3.4%
    Government of Peru,
      7.84%, 8/12/20 ..................................................         47,200,000   PEN         16,145,188
      Series 7, 8.60%, 8/12/17 ........................................         61,545,000   PEN         22,050,819
    Peru Bond Soberano, 9.91%, 5/05/15 ................................          6,500,000   PEN          2,466,850
                                                                                                    ----------------
                                                                                                         40,662,857
                                                                                                    ----------------
    PHILIPPINES 0.8%
  d Government of the Philippines, Reg S, 9.125%, 2/22/10 .............          6,570,000   EUR          9,852,806
                                                                                                    ----------------
    POLAND 8.0%
    Government of Poland,
      8.50%, 5/12/07 ..................................................         68,700,000   PLN         24,269,122
      5.75%, 6/24/08 ..................................................         43,900,000   PLN         15,491,340
      6.00%, 5/24/09 ..................................................         65,250,000   PLN         23,318,448
      5.75%, 9/23/22 ..................................................         90,500,000   PLN         32,940,204
                                                                                                    ----------------
                                                                                                         96,019,114
                                                                                                    ----------------
    SINGAPORE 3.0%
    Government of Singapore, 4.00%, 3/01/07 ...........................         55,475,000   SGD         36,105,602
                                                                                                    ----------------


4 | Quarterly Statement of Investments

Templeton Global Income Fund

--------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL AMOUNT c             VALUE
--------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    BONDS (CONTINUED)
    SLOVAK REPUBLIC 4.6%
    Government of Slovakia,
      4.80%, 4/14/09 ..................................................        298,100,000   SKK    $    11,213,953
      7.50%, 3/13/12 ..................................................         84,000,000   SKK          3,600,017
      4.90%, 2/11/14 ..................................................         53,300,000   SKK          2,073,240
      5.30%, 5/12/19 ..................................................         50,200,000   SKK          2,066,274
    e Strip, 1/14/07 ..................................................        989,000,000   SKK         36,593,662
                                                                                                    ----------------
                                                                                                         55,547,146
                                                                                                    ----------------
    SOUTH KOREA 12.8%
    Government of Korea,
      6.15%, 7/10/07 ..................................................     10,000,000,000   KRW         10,842,691
      5.77%, 10/09/07 .................................................     39,640,000,000   KRW         42,984,585
      6.90%, 1/16/07 ..................................................     41,010,000,000   KRW         44,232,267
      4.75%, 3/03/07 ..................................................      3,950,000,000   KRW          4,249,902
      4.75%, 3/12/08 ..................................................      8,075,000,000   KRW          8,675,267
      4.50%, 9/09/08 ..................................................     12,000,000,000   KRW         12,840,800
      4.25%, 9/10/08 ..................................................     27,900,000,000   KRW         29,734,341
                                                                                                    ----------------
                                                                                                        153,559,853
                                                                                                    ----------------
    SUPRANATIONAL f 3.6%
    European Investment Bank,
      2.125%, 9/20/07 .................................................      1,600,000,000   JPY         13,990,153
    a senior note, FRN, 0.33%, 9/21/11 ................................      2,000,000,000   JPY         17,279,174
    Inter-American Development Bank,
      9.00%, 1/04/07 ..................................................        560,000,000   ISK          8,154,148
      6.00%, 12/15/17 .................................................          6,000,000   NZD          3,961,308
                                                                                                    ----------------
                                                                                                         43,384,783
                                                                                                    ----------------
    SWEDEN 8.2%
    Government of Sweden,
      8.00%, 8/15/07 ..................................................        554,665,000   SEK         83,559,249
      6.50%, 5/05/08 ..................................................        100,400,000   SEK         15,264,306
                                                                                                    ----------------
                                                                                                         98,823,555
                                                                                                    ----------------
    THAILAND 6.0%
    Bank of Thailand Bond, 3.25%, 5/19/07 .............................        407,690,000   THB         11,281,218
    Government of Thailand,
      8.00%, 12/08/06 .................................................      1,453,680,000   THB         40,506,624
      5.60%, 7/07/07 ..................................................        499,730,000   THB         13,988,417
      4.125%, 2/12/08 .................................................        178,700,000   THB          4,942,637
      8.50%, 12/08/08 .................................................         31,000,000   THB            925,874
                                                                                                    ----------------
                                                                                                         71,644,770
                                                                                                    ----------------
    UNITED STATES 3.4%
    Federal National Mortgage Association,
      2.125%, 10/09/07 ................................................      4,020,000,000   JPY         35,187,310
      1.75%, 3/26/08 ..................................................        660,000,000   JPY          5,782,562
                                                                                                    ----------------
                                                                                                         40,969,872
                                                                                                    ----------------
    TOTAL BONDS (COST $1,011,930,432) .................................                               1,120,173,575
                                                                                                    ----------------


                                          Quarterly Statement of Investments | 5

Templeton Global Income Fund

--------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL AMOUNT c             VALUE
--------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    WARRANTS (COST $9,600,575) 1.1%
    ARGENTINA
  g Government of Argentina, wts., 12/15/35 ...........................         63,200,000          $     7,773,916
  g Government of Argentina, wts., 12/15/35 ...........................         30,370,000   EUR          4,835,021
                                                                                                    ----------------
                                                                                                         12,608,937
                                                                                                    ----------------
    TOTAL LONG TERM INVESTMENTS (COST $1,021,531,007) .................                             $ 1,132,782,512
                                                                                                    ----------------
    SHORT TERM INVESTMENTS 3.3%
    GOVERNMENT AND AGENCY SECURITIES 3.3%
    EGYPT 2.4%
  e Egypt Treasury Bills, 12/05/06 - 11/20/07 .........................        172,300,000   EGP         28,352,638
                                                                                                    ----------------
    SWEDEN 0.4%
  e Swedish Treasury Bill, 12/19/07 ...................................         31,580,000   SEK          4,455,230
                                                                                                    ----------------
    THAILAND 0.5%
  e Thailand Treasury Bills, 4/05/07 - 5/03/07 ........................        235,640,000   THB          6,418,917
                                                                                                    ----------------
    TOTAL SHORT TERM INVESTMENTS (COST $38,676,357) ...................                                  39,226,785
                                                                                                    ----------------
    TOTAL INVESTMENTS (COST $1,060,207,364) 97.5% .....................                               1,172,009,297
    NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.0)% h ........                                    (616,533)
    OTHER ASSETS, LESS LIABILITIES 2.5% ...............................                                  30,446,941
                                                                                                    ----------------
    NET ASSETS 100.0% .................................................                             $ 1,201,839,705
                                                                                                    ================


6 | Quarterly Statement of Investments

Templeton Global Income Fund

CURRENCY ABBREVIATIONS

AUD - Australian Dollar
BRL - Brazil Real
CAD - Canadian Dollar
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
ISK - Iceland Krona
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna
THB - Thailand Baht

SELECTED PORTFOLIO ABBREVIATION

FRN - Floating Rate Note

a     The coupon rate shown represents the rate at period end.

b The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2006, the aggregate value of these securities was $22,985,556, representing 1.91% of net assets.

e     The security is traded on a discount basis with no stated coupon rate.

f A supranational organization is an entity formed by two or more central governments through international treaties.

g Warrants are linked to the Argentine Republic Gross Domestic Product (GDP) and do not pay principal over life of security or at expiration. Warrants entitle the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of these GDP linked warrants.

h     Rounds to less than 0.1% of net assets.

i     Principal is stated in 100 Real units.

j     Principal is stated in 100 Peso units.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Global Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company.

1. INCOME TAXES

At November 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................................  $1,085,242,560
                                                                ---------------

Unrealized appreciation ......................................  $   91,161,189
Unrealized depreciation ......................................      (4,394,452)
                                                                ---------------
Net unrealized appreciation (depreciation) ...................  $   86,766,737
                                                                ===============

2. FORWARD EXCHANGE CONTRACTS

At November 30, 2006, the Fund had the following forward exchange contracts outstanding:

-------------------------------------------------------------------------------------------------
                                                      CONTRACT         SETTLEMENT    UNREALIZED
CONTRACTS TO BUY                                      AMOUNT a            DATE       GAIN (LOSS)
-------------------------------------------------------------------------------------------------
      2,950,000,000   Korean Won ............        4,130,154   NZD    12/06/06    $    350,351
        117,100,000   Thailand Baht .........        4,104,092   NZD    12/06/06         456,017
          7,000,000   Brazilian Real ........        2,941,794           1/04/07         270,111
          7,434,000   Brazilian Real ........        2,950,000           2/28/07         428,170
          5,394,000   Romania Leu ...........        1,450,000   EUR     3/28/07         133,498
         21,335,300   Romania Leu ...........        5,800,000   EUR     4/23/07         415,751
      1,350,000,000   Japanese Yen ..........       11,677,322           7/17/07         330,573
                                                                                    -------------
                                                                                    $  2,384,471
                                                                                    -------------

-------------------------------------------------------------------------------------------------
                                                      CONTRACT         SETTLEMENT    UNREALIZED
CONTRACTS TO SELL                                     AMOUNT a            DATE       GAIN (LOSS)
-------------------------------------------------------------------------------------------------
         52,217,395   Mexican Peso ..........    2,562,829,758   CLP     8/16/07    $    166,320
         36,225,716   Mexican Peso ..........    1,767,670,025   CLP     8/20/07          96,479
         29,507,162   Mexican Peso ..........    1,414,986,459   CLP     9/12/07          34,446
         11,063,812   Mexican Peso ..........      527,411,931   CLP     9/14/07           7,068
                                                                                    -------------
                                                                                         304,313
                                                                                    -------------
                      UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS .............   $  2,688,784
                                                                                    -------------


8 |  Quarterly Statement of Investments

Templeton Global Income Fund

2. FORWARD EXCHANGE CONTRACTS (CONTINUED)

-------------------------------------------------------------------------------------------------
                                                      CONTRACT         SETTLEMENT      UNREALIZED
CONTRACTS TO BUY                                      AMOUNT a            DATE        GAIN (LOSS)
-------------------------------------------------------------------------------------------------
      1,937,371,200   Japanese Yen ..........       17,700,000           2/09/07    $   (800,427)
      1,280,000,000   Japanese Yen ..........       11,949,216           2/13/07        (778,447)
        228,082,050   Japanese Yen ..........        2,135,000           2/22/07        (142,320)
        543,250,000   Japanese Yen ..........        5,000,000           3/05/07        (247,355)
        225,000,000   Indian Rupee ..........        7,995,736   NZD     3/21/07        (421,133)
        128,800,000   Japanese Yen ..........        1,150,000           4/19/07         (16,765)
        345,000,000   Japanese Yen ..........        3,077,060           6/27/07         (15,656)
        223,340,000   Japanese Yen ..........        2,000,000           9/04/07          (1,999)
        407,775,000   Indian Rupee ..........       13,626,865   NZD    10/29/07        (141,579)
        285,000,000   Indian Rupee ..........        9,773,663   NZD    10/30/07        (265,774)
                                                                                    -------------
                                                                                    $ (2,831,455)
                                                                                    -------------

-------------------------------------------------------------------------------------------------
                                                      CONTRACT         SETTLEMENT      UNREALIZED
CONTRACTS TO SELL                                     AMOUNT a            DATE        GAIN (LOSS)
-------------------------------------------------------------------------------------------------
        117,100,000   Thailand Baht .........        4,710,378   NZD    12/06/06    $    (41,413)
          2,470,410   Euro ..................      348,994,821   JPY     3/06/07        (232,317)
         16,563,648   New Zealand Dollar ....      495,418,717   INR     7/27/07        (200,132)
                                                                                    -------------
                                                                                        (473,862)
                                                                                    -------------
                      UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS .............     (3,305,317)
                                                                                    -------------
                       NET UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS .   $   (616,533)
                                                                                    =============


a     In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

CLP - Chilean Peso
EUR - Euro
JPY - Japanese Yen
INR - Indian Rupee
NZD - New Zealand Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INCOME FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 25, 2007